Fees and Commissions Income [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2019	2020
	(in millions)
Fees and commissions on deposits	¥26,731	¥26,221
Fees and commissions on remittances and transfers	83,541	82,125
Fees and commissions on foreign trading business	33,117	29,195
Fees and commissions on credit card business	118,916	96,131
Fees and commissions on security-related services	108,403	121,629
Fees and commissions on administration and management services for investment funds	71,981	106,186
Trust fees	58,948	61,003
Guarantee fees (1)	22,846	22,802
Insurance commissions	21,178	19,444
Fees and commissions on real estate business	21,094	13,917
Other fees and commissions (2)	131,708	121,119

Total	¥698,463	¥699,772

Notes:	(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
	(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.